Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2024
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Leasehold improvements	Shorter of the remaining lease terms and estimated useful lives
Motor vehicles [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Office and computer equipment	5 years
Minimum [Member] | Buildings [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Office and computer equipment	20 years
Minimum [Member] | Office and computer equipment [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Office and computer equipment	3 years
Maximum [Member] | Buildings [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Office and computer equipment	40 years
Maximum [Member] | Office and computer equipment [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Office and computer equipment	10 years